Loans and Convertible Bridge Financing (Details) - USD ($)						1 Months Ended										12 Months Ended
		Mar. 08, 2020	Nov. 10, 2018	Oct. 10, 2018	Mar. 08, 2018	Jul. 31, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 29, 2018	Oct. 31, 2018	Jan. 31, 2018	Dec. 27, 2017	Aug. 31, 2017	Mar. 22, 2017	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2021	Mar. 31, 2020	Aug. 31, 2019	Mar. 31, 2019
Loans and Convertible Bridge Financing (Details) [Line Items]
Dividend yield				0.00%							0.00%	0.00%			0.00%
Expected volatility				59.69%							59.69%	59.69%			71.39%
Expected life in years				2 years							4 years 9 months	5 years			4 years 36 days
Fair value of warrants amounted																$ (33,382)	$ (2,280,318)	$ (491,884)
Fair value of instruments aggregated				$ 500,741
Risk free rate				2.82%							2.13%	2.25%			2.10%
Fair value of warrants							$ 916,403									916,403	490,000
Management minimum forecast																2,500,000
Convertible loans	[1]						$ 150,000									$ 150,000
Investments description																the Company’s valuation for purposes of all investments after January 1, 2018 shall be $2.0 million pre-money as of such date, thereby reflecting a price per share of $0.068, and (b) GTRIMG shall make loans to the Company of $100,000 per month for a period of 12 months commencing April 1, 2020, and under the same terms as the Convertible Loan Agreement, as adjusted under (a) above, or the Additional MOU Loans
Far at price per share (in Dollars per share)							$ 0.068									$ 0.068
Warrants amount							$ 1,413,260									$ 1,413,260
Convertible debt non-current							291,474									291,474	1,809,816
CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount													$ 905,555
Warrants liabilities							492,034						$ 37,592			$ 492,034
Dividend yield													0.00%			0.00%
Expected volatility													69.00%			69.00%
Risk free rate													2.16%			2.16%
Expected life in years													4 years 229 days			4 years 233 days
Fair value of warrants amounted																$ 32	266
Aggregate subscription amount													$ 774,400
Net of issuance costs													$ 40,600
Exercise price (in Dollars per share)													$ 1.00
Additional warrants (in Shares)																22,322
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount				$ 1,000,000
Warrants to purchase ordinary shares (in Shares)										1,659,971
Warrants liabilities										$ 42,591
Dividend yield										0.00%
Expected volatility										59.69%
Risk free rate										2.96%
Expected life in years										3 years 9 months
Fair value of warrants amounted																$ 11,522	$ 66,004
Exercise price (in Dollars per share)				$ 0.17						$ 0.17
Interest rate				4.00%
Debt instrument, description				the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously (“CLA October 2018”). Pursuant to this Agreement, the investor provided the Company with a convertible loan in an aggregate principal amount of $1,000,000 at an exercise price as defined in the convertible loan agreement but no less than $0.17. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, (“Additional Loan Amount”) and also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of the Additional Loan Amount provided.												The Company determined that the $100,000 CLA received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued the investor for the entire $1,250,000 additional investments mentioned above a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018.
Convertible loans							3,899,516									$ 3,899,516
Convertible debt non-current							291,474									291,474
CLA March 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount					$ 150,000
Loan bears an interest rate and terms, description																	the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years) and were reclassified to equity due to their nature.
Warrants to purchase ordinary shares (in Shares)					400,000												200,000
Warrants liabilities																	$ 82,748
Dividend yield																	0.00%
Expected volatility																	59.69%
Risk free rate																	2.51%
Expected life in years					5 years												5 years
Fair value of warrants amounted																	$ 4,314
Exercise price (in Dollars per share)					$ 0.50
Interest rate					5.00%
Conversion price (in Dollars per share)					$ 1.00
Fair value ordinary share (in Dollars per share)																	$ 1.00
CLA May 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Loan bears an interest rate and terms, description		pursuant to which the shareholders provided the Company with an 18 month convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years).
CLA November 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount			$ 225,000
Fair value of warrants amounted			$ 0.17
Interest rate			4.00%
Aggregate purchase price			$ 1,125,000
CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount									$ 400,000
Dividend yield									0.00%
Expected volatility									59.69%
Risk free rate									2.48%
Expected life in years									2 years
Fair value of warrants amounted									$ 180,281							$ 107,602	$ 151,858
Interest rate									4.00%
Finders fee, description									As part of the CLA December 2018 the Company paid a finder’s fee of $40,000 and issued a five-year warrant commencing February 2019 to purchase ordinary shares for an aggregate purchase price of $240,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.
CLA January-April 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount								$ 200,000
Dividend yield																0.00%
Expected volatility																59.69%
Risk free rate																2.11%
Expected life in years																2 years
Fair value of warrants amounted																$ 98,377
Interest rate								4.00%
Conversion price (in Dollars per share)								$ 0.17
Aggregate purchase price								$ 1,000,000
Warrants amount							61,541									$ 61,541
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount							$ 475,000
Dividend yield																0.00%
Expected volatility																54.50%
Risk free rate																1.60%
Expected life in years																2 years
Fair value of warrants amounted																$ 409,668
Interest rate							4.00%									4.00%
Conversion price (in Dollars per share)							$ 0.17									$ 0.17
Aggregate purchase price							$ 2,375,000
Warrants amount							$ 227,998									$ 227,998
Ya Ii Pn Ltd [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount														$ 162,000
Commitment fees														$ 12,000
Loan bears an interest rate and terms, description														The loan bears an interest rate of 12% annually, which must be repaid in five (5) equal monthly installments, commencing on May 31, 2017 and ending on September 30, 2017
Warrants liabilities														$ 24,573
Dividend yield														0.00%
Expected volatility														71.00%
Risk free rate														2.12%
Expected life in years														4 years 80 days
Fair value of warrants amounted																$ 3	72
Convertible Notes [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Loan bears an interest rate and terms, description																The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes.
Interest rate							10.00%									10.00%
Debt instrument interest rate							6.00%									6.00%
Shares converted, description																The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50 and further adjusted in October 2018 to $0.17.
Convertible Notes							$ 98,865									$ 98,865	$ 59,207
Conversion of shares (in Shares)																576,270	178,689
Debt instrument, description																In June 2020, $35,145 of the convertible notes were converted into 206,735 ordinary shares and in January and February 2021, $84,758 of the convertible notes were converted into 498,578 ordinary shares.
Investor [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Investor additional amounts							150,000	$ 500,000								$ 150,000					$ 100,000	$ 500,000
Five Year Warrants [Member] | CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)													33,332			905,555
Exercise price (in Dollars per share)													$ 1.20			$ 1.20
Additional warrants (in Shares)													33,332
Five Year Warrants [Member] | Ya Ii Pn Ltd [Member] | Loan Agreement [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)														50,000
Exercise price (in Dollars per share)														$ 1.50
Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Dividend yield				0.00%
Expected volatility				59.69%
Risk free rate				2.87%
Expected life in years				2 years
Fair value of warrants amounted				$ 79,227												$ 50,510	$ 78,796
Warrants amount							$ 117,209									117,209
Warrant [Member] | CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Fair value of warrants amounted																22,027	35,802
Warrant [Member] | CLA March 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Dividend yield					0.00%
Expected volatility					59.69%
Risk free rate					2.65%
Expected life in years					5 years
Fair value of warrants amounted					$ 214,996
Warrant [Member] | CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Dividend yield									0.00%
Expected volatility									59.69%
Risk free rate									2.51%
Expected life in years									5 years
Fair value of warrants amounted									$ 45,327							$ 49,100	$ 45,342
Forecast [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Conversion price (in Dollars per share)																			$ 0.17
Available in our bank account																				$ 1,250,000
Convertible loans																				$ 150,000
Forecast [Member] | Investor [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Investor additional amounts						$ 2,000,000
Forecast [Member] | Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Investor additional amounts						16,748
Aggregate purchase price						$ 83,740

[1]	Such amount was collected in January 2020, see Note 8.e. for additional information.